Offerings	Nov. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,001.00
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock to be offered or issued from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Purchase Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the purchase warrants or the warrants to be issued to the underwriter because they are being registered in the same registration statement as the common stock issuable upon their exercise.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock underlying Purchase Warrants
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,000.50
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the underwriter warrants to purchase a number of shares of common stock equal to 7.0% of the aggregate number of shares of common stock sold in this offering and shares of common stock underlying the purchase warrants sold in this offering. The underwriter's warrants are exercisable at a per share exercise price equal to 125% of the public offering price per share of the common stock offered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock underlying warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 2,756,250.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 239.79